UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23502

Siren ETF Trust
(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215
Huntingdon Valley, Pennsylvania 19006
(Address of principal executive offices) (Zip code)

Javier Jimenez
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(855) 713-3837
Registrant's telephone number, including area code

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2020

Item 1. Proxy Voting Record.

Siren Large Cap Blend Index ETF

The Fund commenced operations on June 30, 2020, and did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Siren ETF Trust

By:   /s/ Scott Freeze
         Scott Freeze, President and Principal Executive Officer

Date:    8/17/2020